Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2014 USD ($)	Jan. 31, 2014 USD ($)
Summary of significant accounting policies
Working capital	$ 61,000,000.0
Net assets and shareholders' surplus	102,000,000.0
Net loss	(11,100,000)
Accumulated deficit	(27,900,000)
Net cash used in operating activities	$ (2,000,000.0)
Description of biological assets	Biological assets mainly consist forest for future wood harvest and sales, of which the Company owned 27 forest right certificates
Estimated useful life of land use right	50 years
Shipping and handling expenses	$ 0	$ 0	$ 24,979
Government subsidy income	0	81,896	$ 97,366
Government subsidies received, equipment of energy projects				$ 140,000	$ 140,000	$ 840,000
Unrecognized government grants	$ 0	$ 0
Maximum rate of VAT	13.00%
Effect of exchange rate on foreign currency translation	7.1190	7.0176
Average exchange rates	7.2125	7.2043	7.0533
Maximum insured amount deposit in bank	$ 70,000